UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS DETAILS - Accounts Payable, Accrued and Other Liabilities (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Balance Sheet Disclosure [Abstract]
Accounts payable	$ 1,214,828	$ 1,136,954	$ 660,111
Accrued expenses	3,575,331	3,068,714	5,773,214
Accrued distributions	786,120	706,106	962,615
Accrued interest payable	611,507	629,628	1,690,168
Unearned rent	1,591,992	2,033,065	1,963,896
Lease incentive obligation	2,133,695	5,157	505,157
Total	$ 9,913,473	$ 7,579,624	$ 11,555,161